EQUITY (Details 2 - Stock Options) - Stock Options - USD ($)		3 Months Ended			12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014
Number of Shares Underlying Share Options
Options outstanding		3,285,313		3,635,313	3,635,313
Exercised options Shares		(50,000)	[1]		(103,906)	[2]
Options outstanding		3,235,313			3,285,313		3,635,313
Exercisable (shares)		2,980,731			2,872,540
Vested and Expected to vest (shares)	[3]	3,219,855			3,263,392
Weighted Average Exercise Price
Outstanding at period start		$ 6.69		$ 6.68	$ 6.68
Exercised (usd per share)		4.83			5.00
Outstanding at period end		6.72			6.69		$ 6.68
Exercisable (usd per share)		6.56			6.50
Vested and Expected to vest (usd per share)		$ 6.71			$ 6.68
Additional Disclosures
Outstanding, Weighted Average Remaining Contractual Term		4 years 4 months 22 days			4 years 7 months 22 days		5 years 1 month 28 days
Exercisable, Weighted Average Remaining Contractual Term		4 years 1 month 16 days			4 years 2 months 17 days
Vested and Expected to Vest, Weighted Average Remaining Contractual Term		4 years 4 months 16 days			4 years 7 months 15 days
Outstanding, Aggregate Intrinsic Value		$ 788,000		$ 6,146,000	$ 6,146,000
Exercisable, Aggregate Intrinsic Value		2,658,000			744,000
Vested and Expected to vest, Aggregate Intrinsic Value		2,659,000			786,000
Outstanding, Aggregate Intrinsic Value		2,659,000			788,000		$ 6,146,000
Options, exercises in period, intrinsic value		$ 33,500		$ 78,500	$ 200,000		$ 300,000

[1]	During the three months ended March 31, 2016 and 2015, total intrinsic value of options exercised was $33.5 thousand and $78.5 thousand, respectively.
[2]	During the year ended December 31, 2015 and 2014, total intrinsic value of options exercised was $0.2 million and $0.3 million, respectively.
[3]	Includes a reduction to outstanding options at period end for expected forfeiture rate over the life of the options.